Stockholders' (Deficit) Equity Retired Warrant (Detail) - USD ($)		12 Months Ended
	Jan. 14, 2013	Jun. 30, 2016	Sep. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class of Stock [Line Items]
Exercise price (usd per share)		$ 11.32	$ 11.32	$ 11.15	$ 10.08
Retired Warrant
Class of Stock [Line Items]
Payments for repurchase of warrants	$ 800,000
Redemption price (usd per share)		7.20
Exercise price (usd per share)		$ 9.20
Expected dividend		$ 0
Risk free interest rate		0.20%
Expected life (years)		1 year 6 months
Expected volatility (based on historical price)		60.80%